UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $2,169,872 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI JAPAN       464286848    37596  3995290 SH       SOLE                  3995290        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    45068   376504 SH       SOLE                   376504        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    40823   378234 SH       SOLE                   378234        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   194235  3887816 SH       SOLE                  3887816        0        0
ISHARES TR                     RUSSELL 1000     464287622   238251  3167815 SH       SOLE                  3167815        0        0
ISHARES TR                     RUSSELL 2000     464287655    73115   918994 SH       SOLE                   918994        0        0
ISHARES TR                     AGENCY BD FD     464288166     1316    11597 SH       SOLE                    11597        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    40837  1129978 SH       SOLE                  1129978        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   368577  3398904 SH       SOLE                  3398904        0        0
ISHARES TR                     BARCLYS CR BD    464288620   119434  1076081 SH       SOLE                  1076081        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     6110    49675 SH       SOLE                    49675        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    26893   537426 SH       SOLE                   537426        0        0
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408    93015  3296083 SH       SOLE                  3296083        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    34759  1415262 SH       SOLE                  1415262        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    18134   990931 SH       SOLE                   990931        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   165982  5135574 SH       SOLE                  5135574        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    50503  1419416 SH       SOLE                  1419416        0        0
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797    17301   623226 SH       SOLE                   623226        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   136815  5660528 SH       SOLE                  5660528        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    25653   842514 SH       SOLE                   842514        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     4441    82106 SH       SOLE                    82106        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    36073   628676 SH       SOLE                   628676        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    29124  1208460 SH       SOLE                  1208460        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    18168   117068 SH       SOLE                   117068        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417   125727  3186183 SH       SOLE                  3186183        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    29374  1202372 SH       SOLE                  1202372        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    40333   682099 SH       SOLE                   682099        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    36330   498418 SH       SOLE                   498418        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    66821  1289725 SH       SOLE                  1289725        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    49064   911640 SH       SOLE                   911640        0        0